Segment Information - Schedule of Segment Information (Detail) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Segment Reporting Information [Line Items]
Third party revenue	[1]	$ 276,852	$ 248,461
Adjusted EBITDA		39,256	41,227
Depreciation and amortization		(6,580)	(6,261)
Stock-based compensation		(2,249)	(2,106)
Operating income / (loss)		30,427	32,860
Financial income		2,972	915
Financial expense	[2]	(11,095)	(8,682)
Income before income tax		22,304	25,093
Income tax expense		(4,706)	(6,292)
Net income		17,598	18,801
Operating Segments [Member] | Air [Member]
Segment Reporting Information [Line Items]
Third party revenue		114,055	116,653
Adjusted EBITDA		17,309	27,873
Depreciation and amortization		(2,026)	(1,340)
Operating income / (loss)		15,283	26,533
Operating Segments [Member] | Packages, Hotels and Other Travel Products [Member]
Segment Reporting Information [Line Items]
Third party revenue		162,797	131,808
Adjusted EBITDA		21,503	18,043
Depreciation and amortization		(1,991)	(1,874)
Operating income / (loss)		19,512	16,169
Unallocated [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA		444	(4,689)
Depreciation and amortization		(2,563)	(3,047)
Stock-based compensation		(2,249)	(2,106)
Operating income / (loss)		$ (4,368)	$ (9,842)

[1]	Includes $ 23,300 and $18,900 for related party transactions for the periods ended June 30, 2018 and 2017, respectively. See note 14.
[2]	Includes $5,935 and $3,646 for factoring of credit card receivables for the periods ended June 30, 2018 and 2017, respectively.